ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
ASSETS CLASSIFIED AS HELD FOR SALE
Schedule of assets classified as held for sale

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
	Total	Total
IPP solar parks held for sale	34,684	—
Cash and cash equivalents	3,917	—
Trade and other receivable	6,968	—
Other assets	1,437	—
	47,006	—
Liabilities associated with assets held for sale	3,380	—

(a)

As at December 31, 2016, the board of directors of the Group has approved the transaction to dispose the 20 operating solar parks with capacity of 23MW in Greece. The negotiation of the transaction was at final stage and the agreement was signed on January 4, 2017. Therefore, as of December 31, 2016, these solar projects related assets and liabilities, which were expected to be sold within twelve months, were classified as held for sale. The transaction was completed in April 2017 disposal of subsidiaries. (Note 34)

(b)

As at December 31, 2016, the board of directors of the Group has approved the transaction to dispose 6 operating solar parks in Canada. The negotiation of the transaction was at final stage and the agreements were signed on January 3, 2017. Therefore, as of December 31, 2016, these solar projects related assets and liabilities, which were expected to be sold within twelve months, were classified as held for sale. The transaction was completed in January 2017 as disposal of subsidiaries. (Note 34)